Property, Plant and Equipment (Details) - Property, Plant and Equipment - USD ($)	Nov. 30, 2018	May 31, 2018	May 31, 2017
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross		$ 2,674	$ 2,674
Less: accumulated depreciation	$ (76,167)	(2,674)	(1,784)
Property, plant, and equipment, net	892,070	0	890
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	135,138	2,674	$ 2,674
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	30,895	0
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 802,204	$ 0